Results of Segments (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of operating segments
Number of operating segments | segment	5
Cloud	€ 9,418	€ 8,080	€ 6,933
Software licenses	3,248	3,642	4,533
Software support	11,412	11,506	11,547
Software licenses and support	14,660	15,148	16,080
Cloud and software	24,078	23,228	23,012
Services	3,764	4,110	4,541
Total revenue	27,842	27,338	27,553
Cost of cloud	(3,105)	(2,699)	(2,534)
Cost of software licenses and support	(1,925)	(2,008)	(2,159)
Cost of cloud and software	(5,030)	(4,707)	(4,692)
Cost of services	(2,916)	(3,178)	(3,662)
Total cost of revenue	(7,946)	(7,886)	(8,355)
Gross profit	19,897	19,453	19,199
Other segment expenses	(23,186)	(20,715)	(23,081)
Segment profit	4,656	6,623	4,473
Constant Currency
Disclosure of operating segments
Total revenue	27,842	27,338
Segment profit	4,656	6,623
Actual Currency
Disclosure of operating segments
Total revenue	27,842	27,338	27,553
Segment profit	4,656	6,623	4,473
Operating segments | Constant Currency
Disclosure of operating segments
Total revenue	28,055	27,574
Segment profit	10,505	10,571
Operating segments | Actual Currency
Disclosure of operating segments
Total revenue	27,665	27,024	27,238
Segment profit	10,339	10,363	10,281
Operating segments | Applications, Technology & Services
Disclosure of operating segments
Cloud	8,509	7,541	6,632
Software licenses	3,244	3,637	4,523
Software support	11,410	11,502	11,542
Software licenses and support	14,654	15,139	16,065
Cloud and software	23,163	22,680	22,696
Services	339	285	355
Total revenue	23,502	22,965	23,051
Cost of cloud	(2,685)	(2,315)	(2,147)
Cost of software licenses and support	(1,716)	(1,757)	(1,910)
Cost of cloud and software	(4,401)	(4,071)	(4,057)
Cost of services	(406)	(393)	(421)
Total cost of revenue	(4,808)	(4,464)	(4,478)
Gross profit	18,694	18,500	18,573
Other segment expenses	(9,127)	(8,779)	(8,800)
Segment profit	9,567	9,722	9,773
Operating segments | Applications, Technology & Services | Constant Currency
Disclosure of operating segments
Cloud	8,661	7,685
Software licenses	3,236	3,765
Software support	11,576	11,707
Software licenses and support	14,812	15,473
Cloud and software	23,473	23,157
Services	343	289
Total revenue	23,816	23,446
Cost of cloud	(2,737)	(2,371)
Cost of software licenses and support	(1,733)	(1,790)
Cost of cloud and software	(4,470)	(4,161)
Cost of services	(412)	(399)
Total cost of revenue	(4,882)	(4,560)
Gross profit	18,934	18,887
Other segment expenses	(9,216)	(8,953)
Segment profit	9,718	9,934
Operating segments | Applications, Technology & Services | Actual Currency
Disclosure of operating segments
Total revenue	23,502	22,965	23,051
Segment profit	9,567	9,722	9,773
Operating segments | Services
Disclosure of operating segments
Cloud	0	0	0
Software licenses	0	0	0
Software support	0	4	5
Software licenses and support	0	4	5
Cloud and software	0	5	5
Services	3,234	3,374	3,674
Total revenue	3,234	3,379	3,679
Cost of cloud	(78)	(74)	(62)
Cost of software licenses and support	(18)	(32)	(54)
Cost of cloud and software	(97)	(106)	(116)
Cost of services	(2,035)	(2,209)	(2,579)
Total cost of revenue	(2,131)	(2,315)	(2,695)
Gross profit	1,102	1,063	983
Other segment expenses	(375)	(418)	(466)
Segment profit	728	645	517
Operating segments | Services | Constant Currency
Disclosure of operating segments
Cloud	0	1
Software licenses	0	0
Software support	0	4
Software licenses and support	0	4
Cloud and software	0	5
Services	3,282	3,428
Total revenue	3,283	3,432
Cost of cloud	(80)	(76)
Cost of software licenses and support	(19)	(33)
Cost of cloud and software	(99)	(109)
Cost of services	(2,062)	(2,254)
Total cost of revenue	(2,161)	(2,363)
Gross profit	1,122	1,070
Other segment expenses	(379)	(427)
Segment profit	743	642
Operating segments | Services | Actual Currency
Disclosure of operating segments
Total revenue	3,234	3,379	3,679
Segment profit	728	645	517
Operating segments | Qualtrics
Disclosure of operating segments
Cloud	757	518	371
Cloud and software	757	518	371
Services	172	162	137
Total revenue	929	681	508
Cost of cloud	(65)	(43)	(33)
Cost of software licenses and support	0	0	0
Cost of cloud and software	(65)	(43)	(33)
Cost of services	(125)	(110)	(78)
Total cost of revenue	(190)	(152)	(110)
Gross profit	739	528	398
Other segment expenses	(696)	(533)	(407)
Segment profit	44	(4)	(9)
Operating segments | Qualtrics | Constant Currency
Disclosure of operating segments
Cloud	780	529
Cloud and software	780	529
Services	177	166
Total revenue	957	696
Cost of cloud	(66)	(43)
Cost of software licenses and support	0	0
Cost of cloud and software	(66)	(43)
Cost of services	(128)	(112)
Total cost of revenue	(194)	(155)
Gross profit	763	541
Other segment expenses	(719)	(545)
Segment profit	44	(5)
Operating segments | Qualtrics | Actual Currency
Disclosure of operating segments
Total revenue	929	681	508
Segment profit	€ 44	€ (4)	€ (9)